Additional Information about Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Trading Assets | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	251,306		420,660
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	175,358		(157,835)
Transfers in and/or out of Level 3			252,720	[1]
Purchases, Issuances and Settlements			(264,239)
Ending Balance			251,306
Unrealized Losses Still Held			(176,980)	[2]
Trading Assets | Trading Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	255,768		227,277
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	36,411		54,842
Purchases, Issuances and Settlements	55,163		(26,351)
Ending Balance	347,342		255,768
Unrealized Losses Still Held	15,625	[2]	(5,117)	[2]
Trading Assets | Other Securities | Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	2,228
Ending Balance	2,228
Unrealized Losses Still Held	2,228	[2]
Trading Assets | Foreign exchange derivatives | Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	146,237
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	93,099
Transfers in and/or out of Level 3	7,942	[1]
Purchases, Issuances and Settlements	(119,620)
Ending Balance	127,658
Unrealized Losses Still Held	(76,725)	[2]
Trading Assets | Derivative Financial Instruments, Assets | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	31,884
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	669
Transfers in and/or out of Level 3	73,999	[1]
Purchases, Issuances and Settlements	(1,547)
Ending Balance	105,005
Unrealized Losses Still Held	72,426	[2]
Trading Assets | Derivative Financial Instruments, Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	73,185
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	79,362
Purchases, Issuances and Settlements	(66,809)
Ending Balance	85,738
Unrealized Losses Still Held	69,251	[2]
Investment | Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	97,202		100,364
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	3,851
Total Realized/Unrealized Gains (Losses) Recorded in Others	(2,346)	[3]	(7,879)	[3]
Purchases, Issuances and Settlements	(67,723)		4,717
Ending Balance	30,984		97,202
Unrealized Losses Still Held	1,664	[2]	(3,424)	[2]
Credit derivatives | Trading Liabilities | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	22,723
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	45,024
Purchases, Issuances and Settlements	22,723
Ending Balance	422
Unrealized Losses Still Held	(422)	[2]
Trading Liabilities | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	99,822		430,605
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	99,562		(554)
Transfers in and/or out of Level 3			(132,169)	[1]
Purchases, Issuances and Settlements			(199,168)
Ending Balance			99,822
Unrealized Losses Still Held			(34,031)	[2]
Trading Liabilities | Other Securities | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in and/or out of Level 3	1,903	[1]
Ending Balance	1,903
Unrealized Losses Still Held	1,562	[2]
Trading Liabilities | Foreign exchange derivatives | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,673
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(10,948)
Transfers in and/or out of Level 3	5,819	[1]
Purchases, Issuances and Settlements	2,673
Ending Balance	22,113
Unrealized Losses Still Held	(18,176)	[2]
Trading Liabilities | Derivative Financial Instruments, Liabilities | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,679
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(5,830)
Transfers in and/or out of Level 3	36,214	[1]
Purchases, Issuances and Settlements	234
Ending Balance	50,957
Unrealized Losses Still Held	(621)	[2]
Trading Liabilities | Derivative Financial Instruments, Liabilities | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	65,747
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	100,235
Transfers in and/or out of Level 3	1,323	[1]
Purchases, Issuances and Settlements	65,617
Ending Balance	32,452
Unrealized Losses Still Held	(34,709)	[2]
Long-term Debt | Equity linked securities sold
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,067,457		610,971
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(281,108)		217,301
Purchases, Issuances and Settlements	1,163,041		673,787
Ending Balance	2,511,606		1,067,457
Unrealized Losses Still Held	(80,749)	[2]	(18,960)	[2]
Long-term Debt | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(28,919)
Purchases, Issuances and Settlements	620
Ending Balance	29,539
Unrealized Losses Still Held	(28,919)	[2]

[1]	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.
[2]	Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.
[3]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.